Long-term Debt - Estimated Fair Value of Eurobonds (Detail) - Eurobonds [Member] - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Principal amount		€ 3,000.0	€ 3,000.0
Carrying amount		3,098.1	3,017.5
Long-term debt	[1]	3,247.7	3,119.4
Amortized Costs Eurobonds [Member]
Debt Instrument [Line Items]
Carrying amount		2,983.2	2,980.0
Fair Value Adjustment Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Carrying amount	[2]	€ 114.9	€ 37.5

[1]	1. Source: Bloomberg Finance LP.
[2]	1. The fair value of the interest rate swaps excludes accrued interest.